Schedule of investments
Delaware Tax–Free Oregon Fund	March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.64%
Education Revenue Bonds — 7.01%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$692,190
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	1,063,470
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,146,940
		2,902,600
Electric Revenue Bonds — 2.55%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	223,200
Series TT 5.00% 7/1/32 ‡	380,000	344,850
Series XX 5.25% 7/1/40 ‡	535,000	486,850
		1,054,900
Healthcare Revenue Bonds — 13.16%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	536,555
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	962,406
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,910,321
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	926,385
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00% 5/15/49	1,000,000	1,116,810
		5,452,477
Housing Revenue Bonds — 4.09%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	617,279
Oregon State Housing & Community Services Department Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00% 7/1/50	970,000	1,078,349
		1,695,628
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 29.35%
Central Oregon Community College
5.00% 6/15/30	500,000	$501,040
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,829,610
Clackamas County School District No. 7J Lake Oswego
5.25% 6/1/21 (AGM)	1,000,000	1,008,000
Columbia County School District No. 502
5.00% 6/15/36	575,000	699,303
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,283,980
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	383,370
5.00% 6/15/35	500,000	586,525
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,091,512
Portland, Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,263,710
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,253,580
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,267,580
Washington County Oregon School District No. 15 Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	990,180
		12,158,390
Pre-Refunded Bonds — 16.05%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22 §	2,000,000	2,129,440
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,475,000	1,564,459
Tigard, Oregon Water Revenue
5.00% 8/1/31-22 §	1,695,000	1,804,700
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,149,990
		6,648,589
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 12.39%
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	475,061	$400,239
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,000,000	1,162,570
Portland, Oregon Revenue
(Central Eastside) Series B 5.25% 6/15/30	500,000	504,625
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,770,000	1,926,468
Series A-1 5.00% 7/1/58	110,000	121,405
Series A-1 5.075% 7/1/46 ^	840,000	257,393
Series A-2 4.329% 7/1/40	300,000	321,666
Series A-2 4.329% 7/1/40	250,000	268,055
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	70,000	69,243
Series A 5.00% 10/1/29	100,000	100,225
		5,131,889
State General Obligation Bonds — 5.91%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	360,000	283,500
(Public Improvement)
Series A 5.00% 7/1/24 ‡	95,000	83,481
Series A 5.00% 7/1/41 ‡	140,000	113,400
Series A 5.25% 7/1/34 ‡	240,000	211,500
Series A 5.375% 7/1/33 ‡	140,000	122,325
Series B 5.75% 7/1/38 ‡	200,000	173,000
Series C 6.00% 7/1/39 ‡	180,000	156,600

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	65,000	57,119
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,249,390
		2,450,315
Transportation Revenue Bonds — 5.54%
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	437,490
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	$1,275,901
(Portland International Airport) 5.00% 7/1/31	500,000	583,915
		2,297,306
Water & Sewer Revenue Bonds — 2.59%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	569,825
Portland, Oregon Water System Revenue
(First Lien) Series A 5.00% 5/1/34	500,000	501,640
		1,071,465
Total Municipal Bonds (cost $37,529,071)		40,863,559
Total Value of Securities—98.64% (cost $37,529,071)		40,863,559

Receivables and Other Assets Net of Liabilities—1.36%		565,056
Net Assets Applicable to 3,037,871 Shares Outstanding—100.00%		$41,428,615
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $1,063,470, which represents 2.57% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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